Contingencies, letters of credit and other commitments - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Commitments And Contingencies [Abstract]
Outstanding letter of credit	$ 29.5	$ 32.1
Purchase commitments	117.1	27.1
Purchase order for leases	$ 44.1	$ 9.0